INVESTMENT IN THE HONG KONG JOINT VENTURE - Additional Information (Details)		9 Months Ended	12 Months Ended
	Apr. 19, 2020 USD ($)	Dec. 31, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Spread on variable interest rate (as a percent)		2.00%
Effective interest rate (as a percent)		5.25%
Prime Rate
Schedule of Equity Method Investments [Line Items]
Spread on variable interest rate (as a percent)		2.00%
Unsecured long-term interest only note payable
Schedule of Equity Method Investments [Line Items]
Trade accounts payable converted to an unsecured long-term note payable	$ 1,081,440			$ 1,081,440
Effective interest rate (as a percent)		5.25%		5.25%
Principal balance due and payable	$ 1,081,440
Unsecured long-term interest only note payable | Prime Rate
Schedule of Equity Method Investments [Line Items]
Spread on variable interest rate (as a percent)	2.00%			2.00%
Hong Kong Joint Venture
Schedule of Equity Method Investments [Line Items]
Net carrying value prior to the sale				$ 2,472,620
Hong Kong Joint Venture | Disposed by sale
Schedule of Equity Method Investments [Line Items]
Ownership interest disposed			50	50
Consideration for disposal of joint venture			$ 4,000,000	$ 4,000,000
Hong Kong Joint Venture
Schedule of Equity Method Investments [Line Items]
Line of Credit Facility, Interest Rate at Period End				5.50%
Trade accounts payable converted to an unsecured long-term note payable				$ 1,081,440
Principal balance due and payable				$ 4,000,000
Repayment term for each advance				120 days
Hong Kong Joint Venture | Hong Kong Joint Venture
Schedule of Equity Method Investments [Line Items]
Net carrying value prior to the sale				$ 1,369,655
Hong Kong Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Related Party Transaction, Purchases from Related Party			$ 7,612,131	$ 7,335,646
Related Party Transaction, Rate			77.60%	82.70%